N-2	Oct. 18, 2024
Cover [Abstract]
Entity Central Index Key	0001868950
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 4 (“PEA No. 4”) to the Registration Statement on Form N-2 (File Nos. 333-257605 and 811-23712) of Sweater Cashmere Fund is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing an exhibit to the Registration Statement. Accordingly, this PEA No. 4 consists only of a facing page, this explanatory note, Part C of the Registration Statement and Exhibit (n)(2) filed pursuant to Item 25 of Form N-2. This PEA No. 4 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this PEA No. 4 shall become effective immediately upon filing with the Securities and Exchange Commission. Parts A and B of the Registration Statement are hereby incorporated by reference.
Document Type	POS EX
Entity Registrant Name	Cashmere Fund
Entity Address, Address Line One	2000 Central Ave.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	1
Local Phone Number	888-577-7987
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2000 Central Ave.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
Contact Personnel Name	Jesse Randall